UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06106

Pioneer Mid Cap Value Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Mid Cap Value Fund

NQ | January 31, 2019

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.4% of Net Assets
	Aerospace & Defense - 1.0%
36,627	Huntington Ingalls Industries, Inc.	$7,561,644
	Total Aerospace & Defense	$7,561,644
	Airlines - 1.4%
119,727(a)	United Continental Holdings, Inc.	$10,448,575
	Total Airlines	$10,448,575
	Auto Components - 0.9%
165,621	BorgWarner, Inc.	$6,773,899
	Total Auto Components	$6,773,899
	Banks - 6.8%
318,776	Cathay General Bancorp	$11,832,965
1,145,120	Huntington Bancshares, Inc.	15,161,389
793,927	KeyCorp	13,075,978
44,773(a)	SVB Financial Group	10,449,123
	Total Banks	$50,519,455
	Building Products - 1.3%
283,853	Masco Corp.	$9,199,676
	Total Building Products	$9,199,676
	Capital Markets - 1.9%
159,375	Nasdaq, Inc.	$14,031,375
	Total Capital Markets	$14,031,375
	Chemicals - 4.0%
131,511	Celanese Corp.	$12,593,493
520,489	Mosaic Co.	16,801,385
	Total Chemicals	$29,394,878
	Communications Equipment - 2.2%
75,157	Motorola Solutions, Inc.	$8,786,605
1,191,438	Nokia OYJ (A.D.R.)	7,565,631
	Total Communications Equipment	$16,352,236
	Consumer Finance - 2.5%
272,097	Discover Financial Services	$18,363,826
	Total Consumer Finance	$18,363,826
	Containers & Packaging - 2.3%
231,863	Ball Corp.	$12,121,798
116,105	International Paper Co.	5,506,860
	Total Containers & Packaging	$17,628,658
	Electric Utilities - 2.5%
205,896	Entergy Corp.	$18,363,864
	Total Electric Utilities	$18,363,864
	Electronic Equipment, Instruments & Components - 1.7%
156,657	CDW Corp.	$13,044,828
	Total Electronic Equipment, Instruments & Components	$13,044,828
	Energy Equipment & Services - 1.7%
431,968	National Oilwell Varco, Inc.	$12,734,417
	Total Energy Equipment & Services	$12,734,417
	Entertainment - 1.1%
86,921(a)	Electronic Arts, Inc.	$8,017,593
	Total Entertainment	$8,017,593
	Equity Real Estate Investment Trusts (REITs) - 10.6%
110,320	Digital Realty Trust, Inc.	$11,952,069
462,232	Duke Realty Corp.	13,515,664
84,255	Extra Space Storage, Inc.	8,308,386
416,979	Gaming & Leisure Properties, Inc.	15,636,712
461,345	Park Hotels & Resorts, Inc.	13,872,644
64,728	Sun Communities, Inc.	7,114,254
378,873	VICI Properties, Inc.	8,157,136
	Total Equity Real Estate Investment Trusts (REITs)	$78,556,865
	Food & Staples Retailing - 0.9%
233,480	Kroger Co.	$6,614,488
	Total Food & Staples Retailing	$6,614,488
	Health Care Equipment & Supplies - 2.2%
364,320(a)	Hologic, Inc.	$16,175,808
	Total Health Care Equipment & Supplies	$16,175,808
	Health Care Providers & Services - 6.3%
118,151(a)	Centene Corp.	$15,426,976
93,576(a)	Laboratory Corp. of America Holdings	13,039,816
138,182	Universal Health Services, Inc.	18,313,260
	Total Health Care Providers & Services	$46,780,052
	Hotels, Restaurants & Leisure - 2.7%
101,984	Dunkin' Brands Group, Inc.	$6,974,686
254,570(a)	Norwegian Cruise Line Holdings, Ltd.	13,092,535
	Total Hotels, Restaurants & Leisure	$20,067,221
	Household Durables - 1.7%
458,777	PulteGroup, Inc.	$12,758,588
	Total Household Durables	$12,758,588
Shares		Value
	Insurance - 7.8%
38,771	American Financial Group, Inc.	$3,698,366
168,494	Assured Guaranty, Ltd.	6,834,116
130,267	Brown & Brown, Inc.	3,538,052
112,377	First American Financial Corp.	5,627,840
247,001	Lincoln National Corp.	14,447,089
484,018	Old Republic International Corp.	9,752,963
394,970	Unum Group	13,729,157
	Total Insurance	$57,627,583
	IT Services - 3.6%
202,510	Booz Allen Hamilton Holding Corp.	$9,949,316
209,203	DXC Technology Co.	13,414,097
31,737(a)	Euronet Worldwide, Inc.	3,650,072
	Total IT Services	$27,013,485
	Leisure Products - 1.2%
170,775	Brunswick Corp.	$8,593,398
	Total Leisure Products	$8,593,398
	Life Sciences Tools & Services - 0.5%
50,301	Agilent Technologies, Inc.	$3,825,391
	Total Life Sciences Tools & Services	$3,825,391
	Machinery - 6.5%
187,793	Ingersoll-Rand Plc	$18,786,812
84,751	PACCAR, Inc.	5,552,886
103,365	Stanley Black & Decker, Inc.	13,069,470
249,568	Timken Co.	10,629,101
	Total Machinery	$48,038,269
	Multiline Retail - 3.3%
141,701	Dollar General Corp.	$16,356,546
119,432	Kohl's Corp.	8,203,784
	Total Multiline Retail	$24,560,330
	Multi-Utilities - 2.4%
328,014	Public Service Enterprise Group, Inc.	$17,893,164
	Total Multi-Utilities	$17,893,164
	Oil, Gas & Consumable Fuels - 4.9%
921,055	Marathon Oil Corp.	$14,543,458
496,770	Murphy Oil Corp.	13,586,660
213,739	PBF Energy, Inc.	7,827,122
	Total Oil, Gas & Consumable Fuels	$35,957,240
	Pharmaceuticals - 1.3%
76,018(a)	Jazz Pharmaceuticals Plc	$9,569,906
	Total Pharmaceuticals	$9,569,906
	Road & Rail - 1.6%
110,937	Kansas City Southern	$11,731,588
	Total Road & Rail	$11,731,588
	Semiconductors & Semiconductor Equipment - 4.7%
51,976	Lam Research Corp.	$8,814,090
719,372	Marvell Technology Group, Ltd.	13,329,963
639,367(a)	ON Semiconductor Corp.	12,812,915
	Total Semiconductors & Semiconductor Equipment	$34,956,968
	Specialty Retail - 3.3%
197,111	Aaron's, Inc.	$9,867,377
231,125	Dick's Sporting Goods, Inc.	8,161,024
16,575(a)	O'Reilly Automotive, Inc.	5,712,739
	Total Specialty Retail	$23,741,140
	Thrifts & Mortgage Finance - 1.1%
398,430	Radian Group, Inc.	$7,665,793
	Total Thrifts & Mortgage Finance	$7,665,793
	Trading Companies & Distributors - 1.5%
88,706(a)	United Rentals, Inc.	$11,111,314
	Total Trading Companies & Distributors	$11,111,314
	TOTAL COMMON STOCKS
	(Cost $687,239,386)	$735,673,515
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.3% of Net Assets
1,750,000(b)	U.S. Treasury Bills, 2/5/19	$1,749,562
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $1,749,543)	$1,749,562
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $688,988,929)	$737,423,077
	OTHER ASSETS AND LIABILITIES - 0.3%	$2,414,937
	NET ASSETS - 100.0%	$739,838,014

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$735,673,515	$–	$–	$735,673,515
U.S. Government and Agency Obligations	–	1,749,562	–	1,749,562
Total Investments in Securities	$735,673,515	$1,749,562	$–	$737,423,077

During the three months ended January 31, 2019, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.